Schedule of Investments (unaudited) October 31, 2019	iShares® MSCI Europe Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 0.9%
Erste Group Bank AG	134,860	$4,764,961
Raiffeisen Bank International AG	67,494	1,660,359

		6,425,320

Belgium — 2.2%
Ageas	80,437	4,634,152
Groupe Bruxelles Lambert SA	36,169	3,630,870
KBC Group NV	112,339	7,880,818

		16,145,840

Denmark — 0.8%
Danske Bank A/S	291,667	4,163,560
Tryg A/S	54,414	1,520,530

		5,684,090

Finland — 2.6%
Nordea Bank Abp	1,443,800	10,584,640
Nordea Bank Abp, New	15,179	111,022
Sampo OYJ, Class A	199,292	8,168,780

		18,864,442

France — 10.8%
Amundi SA(a)	27,230	1,944,267
AXA SA	870,725	23,008,197
BNP Paribas SA	505,758	26,412,505
CNP Assurances	77,443	1,536,180
Credit Agricole SA	514,850	6,711,779
Eurazeo SE	18,047	1,258,384
Natixis SA	429,408	1,969,454
SCOR SE	71,773	3,025,180
Societe Generale SA	345,056	9,797,281
Wendel SA	12,331	1,747,150

		77,410,377

Germany — 12.7%
Allianz SE, Registered	190,727	46,599,846
Commerzbank AG	455,359	2,724,519
Deutsche Bank AG, Registered	881,608	6,387,281
Deutsche Boerse AG	85,296	13,222,556
Hannover Rueck SE	27,164	4,812,518
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	64,886	18,025,136

		91,771,856

Ireland — 0.5%
AIB Group PLC	373,011	1,195,183
Bank of Ireland Group PLC	438,062	2,107,378

		3,302,561

Italy — 6.6%
Assicurazioni Generali SpA	494,357	10,024,052
FinecoBank Banca Fineco SpA	241,509	2,721,340
Intesa Sanpaolo SpA	6,697,514	16,782,304
Mediobanca Banca di Credito Finanziario SpA	278,933	3,314,192
Poste Italiane SpA(a)	235,992	2,864,536
UniCredit SpA	905,340	11,482,170

		47,188,594

Netherlands — 5.0%
ABN AMRO Bank NV, CVA(a)	189,526	3,529,014
Aegon NV	798,665	3,453,636
EXOR NV	49,195	3,771,658
ING Groep NV	1,752,723	19,804,559

Security	Shares	Value

Netherlands (continued)
NN Group NV	135,868	$5,179,530

		35,738,397

Norway — 1.3%
DNB ASA	433,321	7,886,544
Gjensidige Forsikring ASA	90,303	1,690,747

		9,577,291

Spain — 8.1%
Banco Bilbao Vizcaya Argentaria SA	3,001,666	15,816,431
Banco de Sabadell SA	2,526,175	2,772,672
Banco Santander SA	7,555,446	30,294,680
Bankia SA	550,090	1,048,214
Bankinter SA	306,025	2,116,785
CaixaBank SA	1,619,644	4,634,844
Mapfre SA	480,450	1,340,036

		58,023,662

Sweden — 5.0%
Industrivarden AB, Class C	75,450	1,635,978
Investor AB, Class B	204,477	10,495,197
Kinnevik AB, Class B	108,611	2,975,042
L E Lundbergforetagen AB, Class B	34,829	1,313,729
Skandinaviska Enskilda Banken AB, Class A	731,991	7,029,448
Svenska Handelsbanken AB, Class A	687,350	6,896,116
Swedbank AB, Class A	406,374	5,696,398

		36,041,908

Switzerland — 13.8%
Baloise Holding AG, Registered	21,992	4,060,747
Credit Suisse Group AG, Registered	1,150,561	14,260,310
Julius Baer Group Ltd.	100,470	4,431,168
Pargesa Holding SA, Bearer	17,309	1,366,477
Partners Group Holding AG	8,392	6,541,805
Swiss Life Holding AG, Registered	15,348	7,671,278
Swiss Re AG	136,854	14,326,849
UBS Group AG, Registered	1,732,963	20,442,553
Zurich Insurance Group AG	67,983	26,559,358

		99,660,545

United Kingdom — 29.1%
3i Group PLC	437,845	6,390,922
Admiral Group PLC	84,845	2,219,941
Aviva PLC	1,757,745	9,443,810
Barclays PLC	7,758,741	16,846,792
Direct Line Insurance Group PLC	617,822	2,175,334
Hargreaves Lansdown PLC	127,651	2,926,995
HSBC Holdings PLC	9,097,164	68,629,145
Investec PLC	310,560	1,758,559
Legal & General Group PLC	2,680,811	9,147,667
Lloyds Banking Group PLC	31,901,479	23,447,317
London Stock Exchange Group PLC	141,364	12,720,598
M&G PLC(b)	1,152,826	3,189,374
Prudential PLC	1,150,657	20,078,481
Royal Bank of Scotland Group PLC	2,180,633	6,001,835
RSA Insurance Group PLC	466,035	3,149,121
Schroders PLC	55,858	2,237,072
St. James’s Place PLC	237,556	3,200,006
Standard Chartered PLC	1,253,727	11,372,475
Standard Life Aberdeen PLC	1,096,883	4,307,775

		209,243,219

Total Common Stocks — 99.4% (Cost: $921,365,458)		715,078,102

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI Europe Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(c)(d)	261,000	$261,000

Total Short-Term Investments — 0.0% (Cost: $261,000)		261,000

Total Investments in Securities — 99.4% (Cost: $921,626,458)		715,339,102

Other Assets, Less Liabilities — 0.6%		4,462,185

Net Assets — 100.0%		$719,801,287

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	10,109,786	(10,109,786)	—	$—	$4,088	(a)	$467	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	396,000	(135,000)	261,000	261,000	1,036		—	—

				$261,000	$5,124		$467	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	72	12/20/19	$2,899	$71,663
FTSE 100 Index	16	12/20/19	1,500	(2,674)

				$68,989

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI Europe Financials ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$715,078,102	$—	$—	$715,078,102
Money Market Funds	261,000	—	—	261,000

	$715,339,102	$—	$—	$715,339,102

Derivative financial instruments(a)
Assets
Futures Contracts	$71,663	$—	$—	$71,663
Liabilities
Futures Contracts	(2,674)	—	—	(2,674)

	$68,989	$—	$—	$68,989

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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